Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000096664 | NR
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096664 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096664 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096664 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096664 | BB
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000096664 | B
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000096664 | CCC
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096664 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000096664 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000096664 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000096664 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000096664 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000096664 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096664 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096664 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000096664 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096664 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096664 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096664 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	88.00%
C000096664 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000096664 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096664 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096664 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096664 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096664 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096664 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096664 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096666 | NR
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096666 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096666 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096666 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096666 | BB
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000096666 | B
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000096666 | CCC
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096666 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000096666 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000096666 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000096666 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000096666 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000096666 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096666 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096666 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000096666 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096666 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096666 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096666 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	88.00%
C000096666 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000096666 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096666 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096666 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096666 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096666 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096666 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096666 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148125 | NR
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000148125 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148125 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148125 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000148125 | BB
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000148125 | B
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000148125 | CCC
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000148125 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000148125 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000148125 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000148125 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000148125 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000148125 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000148125 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000148125 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000148125 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000148125 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000148125 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148125 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	88.00%
C000148125 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000148125 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000148125 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000148125 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000148125 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148125 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148125 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148125 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000113857 | NR
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000113857 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000113857 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000113857 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000113857 | BB
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000113857 | B
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000113857 | CCC
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000113857 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000113857 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000113857 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000113857 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000113857 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000113857 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000113857 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000113857 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000113857 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000113857 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000113857 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000113857 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	88.00%
C000113857 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000113857 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000113857 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000113857 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000113857 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000113857 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000113857 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000113857 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096667 | NR
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096667 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096667 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096667 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096667 | BB
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000096667 | B
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000096667 | CCC
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096667 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000096667 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000096667 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000096667 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000096667 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000096667 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096667 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096667 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000096667 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096667 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096667 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096667 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	88.00%
C000096667 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000096667 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096667 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096667 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096667 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096667 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096667 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096667 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%